Selected Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Consolidated States of Operations Data
Revenues	$ 31,109	$ 28,647	$ 33,766	$ 23,905	$ 22,369	$ 20,262	$ 24,006	$ 17,200	$ 15,826	$ 108,687	$ 77,294	$ 55,096
Gross profit	15,657	13,543	18,841	10,587	10,622	9,386	13,272	7,663	7,307	53,593	37,628	26,002
Operating income (loss)	(4,896)	(6,306)	2,133	(2,411)	(434)	(869)	2,604	(1,088)	(616)	(7,018)	31	2,768
Net income (loss)	$ (4,875)	$ (6,704)	$ 1,150	$ (1,512)	$ (44)	$ (372)	$ 2,021	$ (627)	$ (405)	$ (7,110)	$ 617	$ 1,688
Net income (loss) per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.10)	$ (0.14)	$ 0.01	$ (0.07)	$ (0.03)	$ (0.03)	$ 0.03	$ (0.04)	$ (0.04)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic (in shares)	49,566	49,564	44,360	31,988	31,988	31,988	43,921	31,988	31,988	36,707	31,988	43,873
Diluted (in shares)	49,566	49,564	44,870	31,988	31,988	31,988	44,407	31,988	31,988	36,707	31,988	44,317